Provisions and Other Contingencies - Schedule of Provisions For Post Sales Client Support and Other Provisions (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [abstract]
Post sales client support and other provisions	$ 159	$ 155
Provision pertaining to settlement (refer to note 2.6.2)		18
Total provisions	$ 159	$ 173